Restricted Stock Plan (Summary Of Unrecognized Compensation Cost) (Details)	12 Months Ended
Sep. 30, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Cost	$ 512,265
Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Cost	$ 207,856
Weighted Average Period	1 year 8 months 9 days
Non Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Cost	$ 304,409
Weighted Average Period	1 year 6 months 7 days